Basis of preparation (Details) $ in Millions, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2026 AUD ($) shares	Feb. 28, 2026 USD ($) shares	Dec. 31, 2025 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Basis of Consolidation [Abstract]
Ownership interest			100.00%	100.00%
Going Concern [Abstract]
Number of ordinary shares issued, fully paid (in shares)			2,674,633,957	2,608,172,516	2,325,614,708	2,098,818,267
Events After Reporting Period [Member]
Going Concern [Abstract]
Proceeds from issue of ordinary shares	$ 72	$ 50
Number of ordinary shares issued, fully paid (in shares)	400,000,000	400,000,000